COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Commitments and Contingencies Disclosure [Abstract]
Guarantor Obligations, Current Carrying Value		$ 232,051